Segment reporting (Details) R in Millions, $ in Millions	6 Months Ended																	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019 R / $	Jun. 30, 2019 $ / shares	Jun. 30, 2019	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018	Dec. 31, 2018 R / $	Dec. 31, 2018 $ / shares	Dec. 31, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 R / $	Jun. 30, 2018 $ / shares	Jun. 30, 2018	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 ZAR (R)
SEGMENT REPORTING
Revenue					$ 1,657.4	R 23,534.9					$ 1,883.7	R 26,746.4				$ 1,942.3	R 23,910.0
Cost of sales, before amortisation and depreciation					(1,455.1)	(20,662.1)					(1,540.0)	(21,872.8)				(1,595.6)	(19,642.4)
Net other cash costs					(56.5)	(803.4)					(28.1)	(399.8)				(30.3)	(372.0)
Amortisation and depreciation					(206.0)	(2,924.7)					(248.1)	(3,519.1)				(251.4)	(3,094.7)
Interest income					20.2	287.3					20.9	290.8				15.5	191.3
Finance expense					(110.7)	(1,571.3)					(124.4)	(1,750.5)				(112.4)	(1,384.2)
Share-based payments					(11.5)	(163.0)					(11.7)	(164.7)				(10.9)	(134.7)
Net other costs					(11.8)	(166.9)					157.1	2,165.2				91.0	1,118.8
Non-underlying items					18.5	263.8					(223.8)	(2,986.5)				(26.4)	(325.4)
Royalties					(8.3)	(117.3)					(7.7)	(108.9)				(8.4)	(103.7)
Current tax					(46.2)	(656.3)					5.3	58.9				(12.5)	(154.2)
Deferred tax					197.0	2,797.8					(80.3)	(1,058.0)				5.6	69.5
(Loss)/profit for the period					(13.0)	(181.2)					(197.1)	(2,599.0)				6.5	78.3
Adjusted EBITDA					145.8	2,069.4					315.6	4,473.8				316.4	3,895.6	R 6,492.3	R 8,369.4	R 9,851.0
(Loss)/profit for the period attributable to:
Owners of the parent					(18.9)	(265.2)					(195.4)	(2,576.3)				6.4	76.7
Non-controlling interests					5.9	84.0					(1.7)	(22.7)				0.1	1.6
Sustaining capital expenditure					(31.8)	(451.3)					(60.4)	(832.6)				(35.7)	(438.6)
Ore reserve development					(78.5)	(1,110.8)					(128.7)	(1,833.8)				(137.9)	(1,696.6)
Growth projects					(71.8)	(1,021.1)					(97.6)	(1,361.9)				(74.4)	(917.3)
Total capital expenditure					(182.1)	(2,583.2)					(286.7)	(4,028.3)				(248.0)	(3,052.5)
Average foreign exchange rate		14.20	14.20	14.20				14.18	14.18	14.18			12.31	12.31	12.31
Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue					1,016.0	14,427.3					1,430.5	20,320.7				1,485.3	18,285.0
Cost of sales, before amortisation and depreciation					(858.5)	(12,188.9)					(1,118.4)	(15,891.6)				(1,166.2)	(14,357.1)
Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue					211.2	2,998.6					208.7	2,892.6				139.4	1,715.4
Cost of sales, before amortisation and depreciation					(187.9)	(2,669.1)					(185.7)	(2,571.6)				(121.8)	(1,498.4)
Recycling Activities [Member]
SEGMENT REPORTING
Revenue					430.2	6,109.0					244.5	3,533.1				317.6	3,909.6
Cost of sales, before amortisation and depreciation					(408.7)	(5,804.1)					(235.9)	(3,409.6)				(307.6)	(3,786.9)
DRD Gold Segment [Member]
(Loss)/profit for the period attributable to:
Period of time for which results are included							5 years
Marikana operations
(Loss)/profit for the period attributable to:
Period of time for which results are included	1 year
South Africa Region [Member]
SEGMENT REPORTING
Revenue					863.2	12,257.3					1,291.4	18,341.4				1,337.8	16,468.9
Cost of sales, before amortisation and depreciation					(868.3)	(12,329.4)					(1,105.9)	(15,705.5)				(1,144.5)	(14,088.8)
Net other cash costs					(54.3)	(771.8)					(28.2)	(399.9)				(30.2)	(371.9)
Amortisation and depreciation					(129.1)	(1,832.4)					(162.5)	(2,309.5)				(168.2)	(2,069.9)
Interest income					16.1	229.0					17.6	244.9				12.5	154.0
Finance expense					(45.3)	(642.7)					(40.5)	(579.1)				(48.5)	(598.2)
Share-based payments					(9.9)	(140.2)					(10.3)	(145.6)				(9.6)	(118.1)
Net other costs					(11.8)	(167.3)					157.6	2,166.4				85.3	1,048.8
Non-underlying items					21.5	306.9					(222.3)	(2,953.3)				(12.0)	(147.9)
Royalties					(8.3)	(117.3)					(7.7)	(108.9)				(8.4)	(103.7)
Current tax					(32.7)	(465.0)					(12.7)	(179.2)				(12.5)	(154.4)
Deferred tax					88.0	1,249.8					58.8	780.9				2.1	26.3
(Loss)/profit for the period					(170.9)	(2,423.1)					(64.7)	(847.4)				3.8	45.1
Adjusted EBITDA					(59.4)	(843.9)					157.3	2,236.0				163.1	2,008.2
(Loss)/profit for the period attributable to:
Owners of the parent					(176.8)	(2,507.1)					(63.0)	(824.7)				3.7	43.5
Non-controlling interests					5.9	84.0					(1.7)	(22.7)				0.1	1.6
Sustaining capital expenditure					(27.1)	(385.1)					(49.7)	(683.1)				(26.7)	(327.9)
Ore reserve development					(37.2)	(524.7)					(89.0)	(1,274.5)				(102.2)	(1,257.0)
Growth projects					(5.4)	(78.9)					(32.9)	(455.6)				(20.2)	(249.6)
Total capital expenditure					(69.7)	(988.7)					(171.6)	(2,413.2)				(149.1)	(1,834.5)
South Africa Region [Member] | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue					652.0	9,258.7					1,082.7	15,448.8				1,198.4	14,753.5
Cost of sales, before amortisation and depreciation					(680.4)	(9,660.3)					(920.2)	(13,133.9)				(1,022.7)	(12,590.4)
South Africa Region [Member] | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue					211.2	2,998.6					208.7	2,892.6				139.4	1,715.4
Cost of sales, before amortisation and depreciation					(187.9)	(2,669.1)					(185.7)	(2,571.6)				(121.8)	(1,498.4)
South Africa Region [Member] | SA Gold operations
SEGMENT REPORTING
Revenue					423.8	6,018.3					698.3	9,976.5				786.3	9,680.2
Cost of sales, before amortisation and depreciation					(578.4)	(8,212.3)					(656.8)	(9,325.6)				(680.1)	(8,372.7)
Net other cash costs					(50.0)	(710.8)					(20.5)	(295.6)				(24.4)	(300.4)
Amortisation and depreciation					(78.5)	(1,115.0)					(122.0)	(1,736.5)				(127.5)	(1,568.5)
Interest income					7.8	111.6					14.2	198.0				9.6	117.4
Finance expense					(26.5)	(374.6)					(25.6)	(367.7)				(31.4)	(387.2)
Share-based payments					(9.9)	(140.2)					(10.3)	(145.6)				(9.6)	(118.1)
Net other costs					(11.2)	(159.8)					109.8	1,526.4				78.2	962.5
Non-underlying items					(36.4)	(513.9)					(221.7)	(2,944.1)				(10.3)	(127.4)
Royalties					(1.7)	(23.7)					2.8	32.2				(6.7)	(82.8)
Current tax					(12.0)	(171.2)					6.2	71.5				(10.3)	(126.6)
Deferred tax					90.6	1,286.9					67.1	896.0				8.5	103.8
(Loss)/profit for the period					(282.4)	(4,004.7)					(158.5)	(2,114.5)				(17.7)	(219.8)
Adjusted EBITDA					(204.6)	(2,904.8)					21.0	355.3				81.8	1,007.1
(Loss)/profit for the period attributable to:
Owners of the parent					(289.1)	(4,099.1)					(156.7)	(2,090.4)				(17.7)	(220.1)
Non-controlling interests					6.7	94.4					(1.8)	(24.1)					0.3
Sustaining capital expenditure					(5.5)	(77.3)					(26.3)	(362.2)				(15.0)	(184.4)
Ore reserve development					(19.5)	(273.9)					(71.3)	(1,023.3)				(83.8)	(1,030.3)
Growth projects					(5.2)	(75.0)					(31.3)	(431.9)				(17.5)	(215.6)
Total capital expenditure					(30.2)	(426.2)					(128.9)	(1,817.4)				(116.3)	(1,430.3)
South Africa Region [Member] | SA Gold operations | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue					233.5	3,315.7					528.2	7,636.1				692.1	8,521.1
Cost of sales, before amortisation and depreciation					(416.4)	(5,911.4)					(507.2)	(7,267.7)				(595.0)	(7,325.2)
South Africa Region [Member] | SA Gold operations | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue					190.3	2,702.6					170.1	2,340.4				94.2	1,159.1
Cost of sales, before amortisation and depreciation					(162.0)	(2,300.9)					(149.6)	(2,057.9)				(85.1)	(1,047.5)
South Africa Region [Member] | SA PGM operations
SEGMENT REPORTING
Revenue					439.4	6,239.0					593.1	8,364.9				551.5	6,788.7
Cost of sales, before amortisation and depreciation					(289.9)	(4,117.1)					(449.1)	(6,379.9)				(464.4)	(5,716.1)
Net other cash costs					(4.3)	(61.0)					(7.7)	(104.3)				(5.8)	(71.5)
Amortisation and depreciation					(50.6)	(717.4)					(40.5)	(573.0)				(40.7)	(501.4)
Interest income					8.3	117.4					3.4	46.9				2.9	36.6
Finance expense					(18.8)	(268.1)					(14.9)	(211.4)				(17.1)	(211.0)
Net other costs					(0.6)	(7.5)					47.8	640.0				7.1	86.3
Non-underlying items					57.9	820.8					(0.6)	(9.2)				(1.7)	(20.5)
Royalties					(6.6)	(93.6)					(10.5)	(141.1)				(1.7)	(20.9)
Current tax					(20.7)	(293.8)					(18.9)	(250.7)				(2.2)	(27.8)
Deferred tax					(2.6)	(37.1)					(8.3)	(115.1)				(6.4)	(77.5)
(Loss)/profit for the period					111.5	1,581.6					93.8	1,267.1				21.5	264.9
Adjusted EBITDA					145.2	2,060.9					136.3	1,880.7				81.3	1,001.1
(Loss)/profit for the period attributable to:
Owners of the parent					112.3	1,592.0					93.7	1,265.7				21.4	263.6
Non-controlling interests					(0.8)	(10.4)					0.1	1.4				0.1	1.3
Sustaining capital expenditure					(21.6)	(307.8)					(23.4)	(320.9)				(11.7)	(143.5)
Ore reserve development					(17.7)	(250.8)					(17.7)	(251.2)				(18.4)	(226.7)
Growth projects					(0.2)	(3.9)					(1.6)	(23.7)				(2.7)	(34.0)
Total capital expenditure					(39.5)	(562.5)					(42.7)	(595.8)				(32.8)	(404.2)
South Africa Region [Member] | SA PGM operations | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue					418.5	5,943.0					554.5	7,812.7				506.3	6,232.4
Cost of sales, before amortisation and depreciation					(264.0)	(3,748.9)					(413.0)	(5,866.2)				(427.7)	(5,265.2)
South Africa Region [Member] | SA PGM operations | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue					20.9	296.0					38.6	552.2				45.2	556.3
Cost of sales, before amortisation and depreciation					(25.9)	(368.2)					(36.1)	(513.7)				(36.7)	(450.9)
US Region/ Stillwater
SEGMENT REPORTING
Revenue					797.4	11,323.4					594.3	8,431.7				604.5	7,441.1
Cost of sales, before amortisation and depreciation					(586.8)	(8,332.7)					(434.1)	(6,167.3)				(451.1)	(5,553.6)
Net other cash costs					(2.2)	(31.6)					0.1	0.1				(0.1)	(0.1)
Amortisation and depreciation					(76.9)	(1,092.3)					(85.6)	(1,209.6)				(83.2)	(1,024.8)
Interest income					4.1	58.3					3.3	45.9				3.0	37.3
Finance expense					(54.9)	(779.2)					(71.8)	(1,011.1)				(63.9)	(786.0)
Share-based payments					(1.6)	(22.8)					(1.4)	(19.1)				(1.3)	(16.6)
Net other costs						0.4					(0.5)	(1.2)				5.7	70.0
Non-underlying items					(3.0)	(43.1)					(1.5)	(33.2)				(14.4)	(177.5)
Current tax					(13.5)	(191.3)					18.0	238.1					0.2
Deferred tax					109.0	1,548.0					(139.1)	(1,838.9)				3.5	43.2
(Loss)/profit for the period					171.6	2,437.1					(118.3)	(1,564.6)				2.7	33.2
Adjusted EBITDA					208.4	2,959.1					160.3	2,264.5				153.3	1,887.4
(Loss)/profit for the period attributable to:
Owners of the parent					171.6	2,437.1					(118.3)	(1,564.6)				2.7	33.2
Sustaining capital expenditure					(4.7)	(66.2)					(10.7)	(149.5)				(9.0)	(110.7)
Ore reserve development					(41.3)	(586.1)					(39.7)	(559.3)				(35.7)	(439.6)
Growth projects					(66.4)	(942.2)					(64.7)	(906.3)				(54.2)	(667.7)
Total capital expenditure					(112.4)	(1,594.5)					(115.1)	(1,615.1)				(98.9)	(1,218.0)
US Region/ Stillwater | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue					367.2	5,214.4					349.8	4,898.6				286.9	3,531.5
Cost of sales, before amortisation and depreciation					(178.1)	(2,528.6)					(198.2)	(2,757.7)				(143.5)	(1,766.7)
US Region/ Stillwater | Recycling Activities [Member]
SEGMENT REPORTING
Revenue					430.2	6,109.0					244.5	3,533.1				317.6	3,909.6
Cost of sales, before amortisation and depreciation					(408.7)	(5,804.1)					(235.9)	(3,409.6)				(307.6)	(3,786.9)
Operating segments | South Africa Region [Member] | Driefontein
SEGMENT REPORTING
Revenue					20.9	296.9					140.8	2,093.8				245.2	3,017.4
Cost of sales, before amortisation and depreciation					(131.3)	(1,864.4)					(189.5)	(2,731.9)				(241.8)	(2,977.4)
Net other cash costs					(9.9)	(141.0)					(1.6)	(26.3)				(2.1)	(23.9)
Amortisation and depreciation					(15.2)	(215.5)					(43.0)	(614.1)				(47.7)	(586.8)
Interest income					1.5	20.9					3.4	48.8				3.7	45.5
Finance expense					(9.8)	(139.2)					(8.1)	(117.1)				(9.6)	(117.8)
Share-based payments																	(0.2)
Net other costs					0.8	10.8					(24.4)	(326.4)				(3.0)	(36.4)
Non-underlying items					(13.5)	(192.2)					(163.2)	(2,159.5)				0.2	1.9
Royalties					(0.1)	(1.9)					1.3	16.5				(1.2)	(15.1)
Current tax											(0.4)					5.2	63.9
Deferred tax					32.9	467.2					54.5	736.3				15.2	186.6
(Loss)/profit for the period					(123.7)	(1,758.4)					(230.2)	(3,079.9)				(35.9)	(442.3)
Adjusted EBITDA					(120.3)	(1,708.5)					(50.3)	(664.4)				1.3	16.1
(Loss)/profit for the period attributable to:
Owners of the parent					(123.7)	(1,758.4)					(230.2)	(3,079.9)				(35.9)	(442.3)
Sustaining capital expenditure					(1.3)	(18.5)					(10.4)	(144.0)				(6.8)	(84.1)
Ore reserve development					(5.8)	(81.4)					(27.6)	(398.0)				(34.1)	(419.1)
Growth projects												(0.1)					(0.3)
Total capital expenditure					(7.1)	(99.9)					(38.0)	(542.1)				(40.9)	(503.5)
Operating segments | South Africa Region [Member] | Driefontein | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue					20.8	295.2					134.7	1,994.7				226.5	2,787.7
Cost of sales, before amortisation and depreciation					(130.4)	(1,851.2)					(185.0)	(2,654.4)				(221.9)	(2,732.3)
Operating segments | South Africa Region [Member] | Driefontein | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue					0.1	1.7					6.1	99.1				18.7	229.7
Cost of sales, before amortisation and depreciation					(0.9)	(13.2)					(4.5)	(77.5)				(19.9)	(245.1)
Operating segments | South Africa Region [Member] | Kloof
SEGMENT REPORTING
Revenue					190.7	2,708.0					279.4	4,010.1				334.8	4,121.6
Cost of sales, before amortisation and depreciation					(220.4)	(3,128.6)					(223.5)	(3,199.2)				(257.2)	(3,165.6)
Net other cash costs					(7.6)	(108.9)					(1.8)	(24.7)				(1.6)	(20.1)
Amortisation and depreciation					(39.8)	(564.9)					(50.5)	(719.0)				(53.6)	(659.8)
Interest income					1.5	21.6					2.8	39.9				2.6	32.1
Finance expense					(9.8)	(138.9)					(8.6)	(122.8)				(10.0)	(123.1)
Net other costs					0.8	11.5					(5.4)	(74.7)				(2.9)	(35.6)
Non-underlying items					(2.9)	(41.3)					1.1	15.3				1.0	11.9
Royalties					(1.0)	(14.1)					1.7	19.4				(3.9)	(48.4)
Current tax											(7.8)	(101.2)				2.1	25.9
Deferred tax					22.1	313.6					21.8	291.4				1.8	21.7
(Loss)/profit for the period					(66.4)	(942.0)					9.2	134.5				13.1	160.6
Adjusted EBITDA					(37.3)	(529.5)					54.1	786.2				76.0	935.9
(Loss)/profit for the period attributable to:
Owners of the parent					(66.4)	(942.0)					9.2	134.5				13.1	160.6
Sustaining capital expenditure					(2.0)	(27.7)					(10.6)	(145.2)				(6.1)	(75.4)
Ore reserve development					(10.6)	(148.8)					(31.0)	(441.7)				(32.4)	(397.9)
Growth projects					(2.0)	(29.0)					(4.8)	(69.1)				(5.9)	(72.7)
Total capital expenditure					(14.6)	(205.5)					(46.4)	(656.0)				(44.4)	(546.0)
Operating segments | South Africa Region [Member] | Kloof | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue					145.3	2,063.3					236.9	3,403.4				287.1	3,534.5
Cost of sales, before amortisation and depreciation					(178.4)	(2,532.3)					(188.6)	(2,698.3)				(215.6)	(2,653.9)
Operating segments | South Africa Region [Member] | Kloof | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue					45.4	644.7					42.5	606.7				47.7	587.1
Cost of sales, before amortisation and depreciation					(42.0)	(596.3)					(34.9)	(500.9)				(41.6)	(511.7)
Operating segments | South Africa Region [Member] | Beatrix
SEGMENT REPORTING
Revenue					73.9	1,049.4					160.2	2,295.8				187.3	2,305.5
Cost of sales, before amortisation and depreciation					(116.0)	(1,646.8)					(135.7)	(1,945.0)				(159.7)	(1,965.8)
Net other cash costs					(9.3)	(133.0)					(2.0)	(27.2)				(0.8)	(10.0)
Amortisation and depreciation					(14.7)	(209.1)					(23.2)	(330.5)				(24.8)	(304.8)
Interest income					0.5	7.5					1.9	26.5				1.1	13.5
Finance expense					(5.9)	(83.5)					(5.1)	(73.0)				(5.7)	(70.6)
Net other costs					0.5	6.9					(3.0)	(40.9)				(1.4)	(16.9)
Non-underlying items					(8.7)	(123.4)					(12.1)	(160.2)				0.3	3.6
Royalties					(0.4)	(5.7)						(0.9)				(1.5)	(17.9)
Current tax											0.1	1.6				0.3	3.9
Deferred tax					17.6	249.6					8.3	110.2				1.4	17.6
(Loss)/profit for the period					(62.5)	(888.1)					(10.6)	(143.6)				(3.5)	(41.9)
Adjusted EBITDA					(51.4)	(730.4)					22.5	323.6				26.8	329.7
(Loss)/profit for the period attributable to:
Owners of the parent					(62.5)	(888.1)					(10.6)	(143.6)				(3.5)	(41.9)
Sustaining capital expenditure					(1.5)	(21.0)					(4.2)	(58.4)				(2.0)	(24.2)
Ore reserve development					(3.1)	(43.7)					(12.7)	(183.6)				(17.3)	(213.3)
Growth projects						(0.7)					(0.1)	(1.4)					(0.3)
Total capital expenditure					(4.6)	(65.4)					(17.0)	(243.4)				(19.3)	(237.8)
Operating segments | South Africa Region [Member] | Beatrix | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue					61.3	870.0					154.5	2,216.6				182.9	2,251.2
Cost of sales, before amortisation and depreciation					(107.0)	(1,518.8)					(132.9)	(1,905.7)				(157.2)	(1,935.3)
Operating segments | South Africa Region [Member] | Beatrix | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue					12.6	179.4					5.7	79.2				4.4	54.3
Cost of sales, before amortisation and depreciation					(9.0)	(128.0)					(2.8)	(39.3)				(2.5)	(30.5)
Operating segments | South Africa Region [Member] | Cooke
SEGMENT REPORTING
Revenue					26.6	376.6					39.9	549.9				23.7	291.9
Cost of sales, before amortisation and depreciation					(19.7)	(280.2)					(31.0)	(429.5)				(21.4)	(263.9)
Net other cash costs					(18.9)	(267.4)					(21.0)	(299.4)				(22.3)	(274.0)
Amortisation and depreciation					(0.5)	(7.5)					(0.2)	(2.7)				(0.2)	(3.0)
Interest income					1.5	20.8					1.8	25.5				1.3	16.2
Finance expense					(2.6)	(36.8)					(2.9)	(41.0)				(3.0)	(37.1)
Net other costs					(2.2)	(31.9)					(5.1)	(70.4)				(2.9)	(35.8)
Non-underlying items					(0.1)	(2.1)					(1.1)	(16.9)				(2.7)	(33.7)
Royalties					(0.2)	(2.0)					(0.2)	(2.7)				(0.1)	(1.5)
Current tax																0.1	0.8
(Loss)/profit for the period					(16.1)	(230.5)					(19.8)	(287.2)				(27.5)	(340.1)
Adjusted EBITDA					(12.0)	(171.0)					(12.1)	(179.0)				(20.0)	(246.0)
(Loss)/profit for the period attributable to:
Owners of the parent					(16.1)	(230.5)					(19.8)	(287.2)				(27.5)	(340.1)
Operating segments | South Africa Region [Member] | Cooke | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue					0.7	9.4					3.2	42.0				0.3	3.9
Cost of sales, before amortisation and depreciation					(0.6)	(9.1)					(0.7)	(9.3)				(0.3)	(3.7)
Operating segments | South Africa Region [Member] | Cooke | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue					25.9	367.2					36.7	507.9				23.4	288.0
Cost of sales, before amortisation and depreciation					(19.1)	(271.1)					(30.3)	(420.2)				(21.1)	(260.2)
Operating segments | South Africa Region [Member] | DRD Gold Segment [Member]
SEGMENT REPORTING
Revenue					106.3	1,509.6					79.1	1,047.5
Cost of sales, before amortisation and depreciation					(91.0)	(1,292.3)					(77.1)	(1,020.0)
Net other cash costs					(0.5)	(7.3)					0.7	8.7
Amortisation and depreciation					(6.2)	(87.9)					(4.4)	(57.9)
Interest income					2.1	30.1					2.0	26.1
Finance expense					(2.9)	(41.8)					(2.5)	(33.0)
Share-based payments					(1.3)	(18.2)					(0.2)	(3.2)
Net other costs					5.0	70.8					(31.7)	(419.1)
Non-underlying items					0.3	4.1					(0.3)	(4.6)
Current tax					0.3	4.8					(0.2)	(3.0)
Deferred tax					(1.4)	(20.5)					(10.0)	(132.0)
(Loss)/profit for the period					10.7	151.4					(44.6)	(590.5)
Adjusted EBITDA					14.8	210.0					2.7	36.2
(Loss)/profit for the period attributable to:
Owners of the parent					4.0	57.6					(42.7)	(565.8)
Non-controlling interests					6.7	93.8					(1.9)	(24.7)
Sustaining capital expenditure					(0.7)	(10.1)					(1.1)	(14.5)
Growth projects					(2.0)	(28.1)					(22.9)	(303.3)
Total capital expenditure					(2.7)	(38.2)					(24.0)	(317.8)
Operating segments | South Africa Region [Member] | DRD Gold Segment [Member] | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue					106.3	1,509.6					79.1	1,047.5
Cost of sales, before amortisation and depreciation					(91.0)	(1,292.3)					(77.1)	(1,020.0)
Operating segments | South Africa Region [Member] | Kroondal
SEGMENT REPORTING
Revenue					160.0	2,272.2					148.9	2,085.3				121.8	1,499.1
Cost of sales, before amortisation and depreciation					(102.7)	(1,458.7)					(104.9)	(1,483.7)				(102.0)	(1,255.7)
Net other cash costs					(3.0)	(42.0)					(2.3)	(31.7)				(1.7)	(21.0)
Amortisation and depreciation					(17.5)	(248.6)					(13.4)	(190.2)				(14.6)	(180.2)
Interest income					2.2	30.6					2.4	33.2				2.2	27.1
Finance expense					(5.1)	(73.0)					(4.8)	(67.5)				(5.1)	(63.0)
Net other costs					(0.3)	(4.3)					8.1	109.9				2.3	27.7
Non-underlying items						(0.1)						0.2					0.2
Royalties					(0.2)	(3.2)					(0.2)	(3.1)				(0.2)	(2.4)
Current tax					(7.0)	(99.4)
Deferred tax					(2.6)	(36.9)					(11.1)	(148.5)				(1.7)	(20.4)
(Loss)/profit for the period					23.8	336.6					22.7	303.9				1.0	11.4
Adjusted EBITDA					54.3	771.5					41.7	569.9				18.1	222.4
(Loss)/profit for the period attributable to:
Owners of the parent					23.8	336.6					22.7	303.9				1.0	11.4
Sustaining capital expenditure					(5.4)	(76.5)					(6.6)	(91.5)				(4.1)	(49.9)
Total capital expenditure					(5.4)	(76.5)					(6.6)	(91.5)				(4.1)	(49.9)
Operating segments | South Africa Region [Member] | Kroondal | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue					160.0	2,272.2					148.9	2,085.3				121.8	1,499.1
Cost of sales, before amortisation and depreciation					(102.7)	(1,458.7)					(104.9)	(1,483.7)				(102.0)	(1,255.7)
Operating segments | South Africa Region [Member] | Platinum Mile
SEGMENT REPORTING
Revenue					10.5	148.8					8.0	112.2				6.9	84.5
Cost of sales, before amortisation and depreciation					(7.3)	(103.9)					(6.3)	(89.0)				(5.2)	(63.7)
Net other cash costs					(0.9)	(12.9)					(0.1)	(0.7)				(0.1)	(0.5)
Amortisation and depreciation					(0.2)	(2.3)					(0.1)	(1.7)				(0.1)	(1.3)
Interest income						0.1										0.1	1.3
Net other costs						0.4					0.1	0.7
Deferred tax					(0.6)	(8.5)					(0.3)	(4.1)				(0.4)	(5.1)
(Loss)/profit for the period					1.5	21.7					1.3	17.4				1.2	15.2
Adjusted EBITDA					2.3	32.0					1.6	22.5				1.6	20.3
(Loss)/profit for the period attributable to:
Owners of the parent					1.4	19.9					1.2	16.0				1.1	13.9
Non-controlling interests					0.1	1.8					0.1	1.4				0.1	1.3
Sustaining capital expenditure					(0.5)	(7.8)					(0.3)	(4.7)				(0.4)	(4.8)
Growth projects					(0.2)	(3.2)					(1.6)	(23.7)				(2.7)	(33.4)
Total capital expenditure					(0.7)	(11.0)					(1.9)	(28.4)				(3.1)	(38.2)
Operating segments | South Africa Region [Member] | Platinum Mile | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue					10.5	148.8					8.0	112.2				6.9	84.5
Cost of sales, before amortisation and depreciation					(7.3)	(103.9)					(6.3)	(89.0)				(5.2)	(63.7)
Operating segments | South Africa Region [Member] | Mimosa
SEGMENT REPORTING
Revenue					78.3	1,111.5					65.8	940.8				74.5	916.7
Cost of sales, before amortisation and depreciation					(48.4)	(686.6)					(45.9)	(651.8)				(47.4)	(583.9)
Net other cash costs					(0.5)	(8.0)					0.1					(0.6)	(6.7)
Amortisation and depreciation					(7.0)	(98.9)					(7.1)	(101.1)				(7.4)	(90.5)
Interest income					0.1	0.8											0.1
Finance expense					(0.8)	(11.5)					(0.6)	(8.2)				(0.4)	(4.8)
Net other costs					(6.6)	(94.2)					(0.6)	(7.5)				(0.1)	(1.7)
Non-underlying items					(1.3)	(18.9)
Royalties					(2.7)	(37.7)					(2.1)	(28.7)				(2.3)	(28.9)
Current tax					(3.3)	(47.2)					(3.5)	(49.9)				(4.3)	(53.5)
Deferred tax					(0.1)	(1.3)					(1.4)	(18.8)				(0.9)	(11.1)
(Loss)/profit for the period					7.7	108.0					4.7	74.8				11.1	135.7
Adjusted EBITDA					29.4	416.9					20.0	289.0				26.5	326.1
(Loss)/profit for the period attributable to:
Owners of the parent					7.7	108.0					4.7	74.8				11.1	135.7
Sustaining capital expenditure					(11.7)	(165.6)					(7.6)	(105.2)				(5.3)	(65.7)
Total capital expenditure					(11.7)	(165.6)					(7.6)	(105.2)				(5.3)	(65.7)
Operating segments | South Africa Region [Member] | Mimosa | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue					78.3	1,111.5					65.8	940.8				74.5	916.7
Cost of sales, before amortisation and depreciation					(48.4)	(686.6)					(45.9)	(651.8)				(47.4)	(583.9)
Operating segments | South Africa Region [Member] | Rustenburg operations
SEGMENT REPORTING
Revenue					172.5	2,448.8					436.2	6,167.4				422.8	5,205.1
Cost of sales, before amortisation and depreciation					(94.0)	(1,334.3)					(337.9)	(4,807.2)				(357.2)	(4,396.7)
Net other cash costs					(3.2)	(44.7)					(5.3)	(71.4)				(4.0)	(49.7)
Amortisation and depreciation					(31.1)	(442.0)					(26.9)	(379.1)				(25.8)	(318.0)
Interest income					2.9	41.7					0.9	12.7				0.6	7.5
Finance expense					(49.6)	(704.5)					(130.8)	(1,742.6)				(12.0)	(148.0)
Net other costs					(0.3)	(4.1)					332.9	4,403.8				(4.5)	(55.8)
Non-underlying items					0.1	1.1					(0.6)	(9.4)				(1.7)	(21.3)
Royalties					(5.9)	(83.1)					(10.3)	(138.0)				(1.5)	(18.5)
Current tax					(11.0)	(155.9)					(18.8)	(249.9)				(2.2)	(27.5)
Deferred tax					0.4	5.4					3.1	37.0				(4.3)	(52.5)
(Loss)/profit for the period					(19.2)	(271.6)					242.5	3,223.3				10.2	124.6
Adjusted EBITDA					75.3	1,069.8					93.0	1,288.8				61.6	758.7
(Loss)/profit for the period attributable to:
Owners of the parent					(19.2)	(271.6)					242.5	3,223.3				10.2	124.6
Sustaining capital expenditure					(9.0)	(128.1)					(16.5)	(224.7)				(7.2)	(88.8)
Ore reserve development					(17.7)	(250.8)					(17.7)	(251.2)				(18.4)	(226.7)
Growth projects																	(0.6)
Total capital expenditure					(26.7)	(378.9)					(34.2)	(475.9)				(25.6)	(316.1)
Operating segments | South Africa Region [Member] | Rustenburg operations | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue					162.1	2,301.6					405.6	5,727.4				384.5	4,733.3
Cost of sales, before amortisation and depreciation					(75.4)	(1,070.0)					(308.1)	(4,382.5)				(325.7)	(4,009.5)
Operating segments | South Africa Region [Member] | Rustenburg operations | Surface Mining Activities [Member]
SEGMENT REPORTING
Revenue					10.4	147.2					30.6	440.0				38.3	471.8
Cost of sales, before amortisation and depreciation					(18.6)	(264.3)					(29.8)	(424.7)				(31.5)	(387.2)
Operating segments | South Africa Region [Member] | Marikana operations
SEGMENT REPORTING
Revenue					96.4	1,369.2
Cost of sales, before amortisation and depreciation					(85.9)	(1,220.2)
Net other cash costs					2.8	39.4
Amortisation and depreciation					(1.6)	(22.2)
Interest income					3.1	44.2
Finance expense					(4.1)	(58.8)
Net other costs					(6.4)	(90.5)
Non-underlying items					57.8	820.9
Royalties					(0.5)	(7.3)
Current tax					(2.7)	(38.2)
Deferred tax						0.2
(Loss)/profit for the period					58.9	836.7
Adjusted EBITDA					13.3	188.4
(Loss)/profit for the period attributable to:
Owners of the parent					59.8	848.9
Non-controlling interests					(0.9)	(12.2)
Sustaining capital expenditure					(6.7)	(95.4)
Growth projects						(0.7)
Total capital expenditure					(6.7)	(96.1)
Operating segments | South Africa Region [Member] | Marikana operations | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue					96.4	1,369.2
Cost of sales, before amortisation and depreciation					(85.9)	(1,220.2)
Material reconciling items [member]
SEGMENT REPORTING
Revenue					(3.2)	(45.8)					(2.0)	(26.7)
Finance expense					(10.5)	(149.4)					(12.1)	(160.3)
(Loss)/profit for the period					(13.7)	(195.2)					(14.1)	(187.0)
Adjusted EBITDA					(3.2)	(45.8)					(2.0)	(26.7)
(Loss)/profit for the period attributable to:
Owners of the parent					(13.7)	(195.2)					(14.1)	(187.0)
Material reconciling items [member] | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue					(3.2)	(45.8)					(2.0)	(26.7)
Material reconciling items [member] | South Africa Region [Member] | SA Gold operations
SEGMENT REPORTING
Revenue					5.4	77.8					(1.1)	(20.6)				(4.7)	(56.2)
Net other cash costs					(3.8)	(53.2)					5.2	73.3				2.4	27.6
Amortisation and depreciation					(2.1)	(30.1)					(0.7)	(12.3)				(1.2)	(14.1)
Interest income					0.7	10.7					2.3	31.2				0.9	10.1
Finance expense					4.5	65.6					1.6	19.2				(3.1)	(38.6)
Share-based payments					(8.6)	(122.0)					(10.1)	(142.4)				(9.6)	(117.9)
Net other costs					(16.1)	(227.9)					179.4	2,457.9				88.4	1,087.2
Non-underlying items					(11.5)	(159.0)					(46.1)	(618.2)				(9.1)	(111.1)
Royalties												(0.1)					0.1
Current tax					(12.3)	(176.0)					14.5	174.1				(18.0)	(221.1)
Deferred tax					19.4	277.0					(7.5)	(109.9)				(9.9)	(122.1)
(Loss)/profit for the period					(24.4)	(337.1)					137.5	1,852.2				36.1	443.9
Adjusted EBITDA					1.6	24.6					4.1	52.7				(2.3)	(28.6)
(Loss)/profit for the period attributable to:
Owners of the parent					(24.4)	(337.7)					137.4	1,851.6				36.1	443.6
Non-controlling interests						0.6					0.1	0.6					0.3
Sustaining capital expenditure												(0.1)				(0.1)	(0.7)
Growth projects					(1.2)	(17.2)					(3.5)	(58.0)				(11.6)	(142.3)
Total capital expenditure					(1.2)	(17.2)					(3.5)	(58.1)				(11.7)	(143.0)
Material reconciling items [member] | South Africa Region [Member] | SA Gold operations | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue					5.4	77.8					(1.1)	(20.6)				(4.7)	(56.2)
Material reconciling items [member] | South Africa Region [Member] | SA PGM operations
SEGMENT REPORTING
Revenue					(78.3)	(1,111.5)					(65.8)	(940.8)				(74.5)	(916.7)
Cost of sales, before amortisation and depreciation					48.4	686.6					45.9	651.8				47.4	583.9
Net other cash costs					0.5	7.2					(0.1)	(0.5)				0.6	6.4
Amortisation and depreciation					6.8	96.6					7.0	99.1				7.2	88.6
Interest income											0.1	1.0					0.6
Finance expense					40.8	579.7					121.3	1,606.9				0.4	4.8
Net other costs					13.0	185.2					(292.7)	(3,866.9)				9.4	116.1
Non-underlying items					1.3	17.8											0.6
Royalties					2.7	37.7					2.1	28.7				2.3	28.9
Current tax					3.3	46.9					3.4	49.1				4.3	53.2
Deferred tax					0.3	4.0					1.4	19.3				0.9	11.6
(Loss)/profit for the period					38.8	550.2					(177.4)	(2,352.3)				(2.0)	(22.0)
Adjusted EBITDA					(29.4)	(417.7)					(20.0)	(289.5)				(26.5)	(326.4)
(Loss)/profit for the period attributable to:
Owners of the parent					38.8	550.2					(177.4)	(2,352.3)				(2.0)	(22.0)
Sustaining capital expenditure					11.7	165.6					7.6	105.2				5.3	65.7
Total capital expenditure					11.7	165.6					7.6	105.2				5.3	65.7
Material reconciling items [member] | South Africa Region [Member] | SA PGM operations | Underground Mining Activities [Member]
SEGMENT REPORTING
Revenue					(78.3)	(1,111.5)					(65.8)	(940.8)				(74.5)	(916.7)
Cost of sales, before amortisation and depreciation					$ 48.4	R 686.6					$ 45.9	R 651.8				$ 47.4	R 583.9